Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current and Deferred Components of Income Taxes

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive income are as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax expenses	26,247	52,232	44,813
Deferred tax benefit	(2,186)	(7,042)	(1,492)
Income tax expenses	24,061	45,190	43,321

Reconciliation between Income Tax Expenses Computed by Applying PRC Enterprise Tax Rate Before Income Taxes and Actual Provision

Reconciliation between the income tax expenses computed by applying the PRC enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income from operations in the PRC	93,910	321,090	200,941
(Loss) income from overseas entities	(4,499)	17,930	16,826
Income before income tax	89,411	339,020	217,767

Tax expense at PRC enterprise income tax rate of 25%	22,353	84,755	54,442
Income tax on tax holiday(1)	(9,632)	(31,493)	(31,074)
Tax effect of permanence differences(2)	(7,871)	(12,147)	(16,895)
Change in valuation allowance(3)	602	1,592	29,780
Effect of share-based compensation	17,492	6,475	10,830
Effect of income tax in jurisdictions other than the PRC	1,117	(3,992)	(3,762)
Income tax expenses	24,061	45,190	43,321

(1)

The income tax on tax holidays represents the effect of preferential income tax rate enjoyed by Foshan Viomi and Guangdong Lizi. Foshan Viomi was qualified as an HNTE and enjoyed the beneficial tax rate of 15% for the three years ended December 31, 2018, 2019 and 2020. Foshan Viomi will need to re-apply for HNTE qualification renewal in 2022. Guangdong Lizi applied for the HNTE qualification and obtained approval in December 2020. It entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2020, and should apply for HNTE qualification renewal in 2023.

(2)	The permanent book-tax differences mainly consisted of R&D super deductions.
(3)

Valuation allowance for the years ended December 31, 2018, 2019 and 2020 are related to the deferred tax assets of certain group entities which reported loss. The Group believed that it is more likely than not that these the deferred tax assets of these entities will not be utilized. Therefore, valuation allowance has been provided.

Per Share Effect of Tax Holidays

The per share effect of the tax holidays are as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net income per share effect – basic	0.22	0.13	0.14
Net income per share effect – diluted	0.20	0.13	0.13

Significant Components of Deferred Tax Assets

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Accrued expenses and others	9,245	12,466
Net operating loss carry forwards	3,511	32,985
Inventory write downs	1,497	1,463
Deferred income	1,169	201
Total deferred tax assets	15,422	47,114
Less: valuation allowance	(3,146)	(32,926)
Deferred tax assets, net	12,276	14,189

Movement of Valuation Allowance

Movement of valuation allowance

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	952	1,554	3,146
Provided	602	1,592	29,780
Balance at end of the year	1,554	3,146	32,926